Brown Advisory Sustainable Bond Fund
Schedule of Investments
March 31, 2025 (Unaudited)

CORPORATE BONDS - 32.9%	Par	Value
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	$6,530,000	$5,788,142
AIB Group PLC
7.58% to 10/14/2025 then SOFR + 3.46%, 10/14/2026 (a)	2,800,000	2,841,539
5.87% to 03/28/2034 then SOFR + 1.91%, 03/28/2035 (a)	2,785,000	2,837,242
Aptiv Swiss Holdings Ltd., 5.15%, 09/13/2034	6,015,000	5,690,149
AT&T, Inc., 4.35%, 03/01/2029	5,835,000	5,777,970
Banco Bilbao Vizcaya Argentaria SA, 6.03% to 03/13/2034 then 1 yr. CMT Rate + 1.95%, 03/13/2035	2,845,000	2,925,897
Barclays PLC, 6.13% to 06/15/2026 then 5 yr. CMT Rate + 5.87%, Perpetual	2,850,000	2,851,362
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX, 8.13% to 01/08/2034 then 5 yr. CMT Rate + 4.21%, 01/08/2039 (a)	2,805,000	2,860,393
Broadcom, Inc., 4.55%, 02/15/2032	5,895,000	5,754,532
CaixaBank SA, 6.84% to 09/13/2033 then SOFR + 2.77%, 09/13/2034 (a)	5,350,000	5,813,844
Eastman Chemical Co., 5.75%, 03/08/2033	5,580,000	5,765,615
Equinix, Inc., 3.20%, 11/18/2029	9,320,000	8,722,918
Ferguson Finance PLC, 4.65%, 04/20/2032 (a)	5,975,000	5,773,829
Ford Motor Credit Co. LLC, 7.36% (SOFR + 2.95%), 03/06/2026	2,235,000	2,268,544
Intesa Sanpaolo SpA
7.80%, 11/28/2053 (a)	2,530,000	2,930,823
7.78% to 06/20/2053 then 1 yr. CMT Rate + 3.90%, 06/20/2054 (a)	2,665,000	2,962,609
Keysight Technologies, Inc., 4.95%, 10/15/2034	5,915,000	5,795,004
Kreditanstalt fuer Wiederaufbau, 0.63%, 01/22/2026	19,025,000	18,491,529
LKQ Corp., 5.75%, 06/15/2028	5,595,000	5,721,696
Mercer International, Inc., 12.88%, 10/01/2028 (a)	2,660,000	2,817,868
MSCI, Inc., 3.63%, 09/01/2030 (a)	3,130,000	2,898,094
Oracle Corp., 6.15%, 11/09/2029	5,445,000	5,765,900
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	5,205,000	5,756,769
Regal Rexnord Corp., 6.30%, 02/15/2030	5,545,000	5,769,385
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	6,860,000	5,852,413
Revvity, Inc., 2.25%, 09/15/2031	10,360,000	8,735,660
Roper Technologies, Inc., 1.75%, 02/15/2031	5,195,000	4,368,096
Societe Generale SA
5.50% (SOFR + 1.10%), 02/19/2027 (a)	2,815,000	2,820,862
5.38% to 11/18/2030 then 5 yr. CMT Rate + 4.51%, Perpetual (a)	3,355,000	2,948,921
6.07% to 01/19/2034 then 1 yr. CMT Rate + 2.10%, 01/19/2035 (a)	2,795,000	2,840,177
Sprint Capital Corp., 8.75%, 03/15/2032	7,155,000	8,608,835
Stryker Corp., 1.95%, 06/15/2030	6,640,000	5,825,949
US Bancorp, 5.10% to 07/23/2029 then SOFR + 1.25%, 07/23/2030	5,685,000	5,753,895
VeriSign, Inc., 5.25%, 06/01/2032	5,695,000	5,747,549
Waste Connections, Inc., 5.00%, 03/01/2034	8,755,000	8,729,758
Yara International ASA, 7.38%, 11/14/2032 (a)	2,615,000	2,882,909
TOTAL CORPORATE BONDS (Cost $188,489,459)		189,696,677

AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 30.2%	Par	Value
Federal Home Loan Mortgage Corp.
Pool G31063, 3.50%, 11/01/2037	496,194	474,223
Pool QD5888, 3.50%, 02/01/2052	1,600,716	1,454,959
Pool QD7054, 3.00%, 02/01/2052	1,551,853	1,359,760
Pool QE0380, 2.50%, 04/01/2052	143,172	120,406
Pool RA6064, 2.50%, 09/01/2051	4,409,364	3,769,004
Pool RA6699, 3.50%, 02/01/2052	1,612,183	1,463,941
Pool RA7935, 5.00%, 09/01/2052	4,792,261	4,752,549
Pool RC2401, 2.00%, 01/01/2037	2,901,412	2,645,648
Pool SB0531, 2.50%, 06/01/2036	5,583,910	5,208,217
Pool SB1179, 5.50%, 05/01/2039	2,727,379	2,783,921
Pool SD1641, 4.50%, 09/01/2052	2,998,735	2,893,912
Pool SD2875, 5.00%, 05/01/2053	2,984,490	2,971,085
Pool SD3234, 2.50%, 12/01/2051	6,906,592	5,790,687
Pool SD3477, 6.50%, 08/01/2053	2,473,122	2,584,469
Series 4107, Class LI, 3.00%, 08/15/2027 (b)	1,608,247	40,829
Series 4143, Class IA, 3.50%, 09/15/2042 (b)	782,796	51,375
Federal National Mortgage Association
2.50%, 04/15/2055 (c)	3,050,000	2,536,594
3.50%, 04/15/2055 (c)	6,400,000	5,772,530
4.00%, 04/15/2055 (c)	1,550,000	1,444,396
4.50%, 04/15/2055 (c)	2,100,000	2,008,910
5.00%, 04/15/2055 (c)	2,950,000	2,891,610
5.50%, 04/15/2055 (c)	2,420,000	2,417,161
Pool BH7686, 4.50%, 12/01/2047	65,511	63,594
Pool BK5105, 5.50%, 05/01/2048	72,469	73,790
Pool BK8032, 5.50%, 06/01/2048	155,939	158,917
Pool BN4921, 5.50%, 01/01/2049	141,883	143,919
Pool BN4936, 5.50%, 12/01/2048	141,355	143,499
Pool BT7699, 4.00%, 09/01/2051	1,606,379	1,545,666
Pool BV4532, 3.50%, 03/01/2052	1,254,771	1,138,570
Pool BW9710, 3.00%, 05/01/2053	1,818,991	1,578,178
Pool CA8871, 3.00%, 02/01/2051	1,004,314	871,354
Pool CB2432, 3.00%, 12/01/2051	2,596,634	2,256,225
Pool CB2909, 3.50%, 02/01/2052	1,466,430	1,332,373
Pool DA0025, 6.00%, 09/01/2053	3,770,887	3,880,490
Pool DA4870, 6.50%, 01/01/2054	2,166,521	2,240,588
Pool FS0031, 2.50%, 10/01/2051	1,043,557	871,428
Pool FS0195, 2.50%, 01/01/2052	3,586,574	3,007,567
Pool FS0731, 2.00%, 02/01/2052	959,824	775,808
Pool FS1480, 2.50%, 11/01/2051	539,658	454,057
Pool FS4862, 2.50%, 10/01/2051	7,045,788	5,912,964
Pool FS5314, 2.00%, 05/01/2052	7,129,352	5,680,918
Pool FS5458, 5.50%, 08/01/2053	6,500,871	6,497,742
Pool FS6744, 2.50%, 10/01/2051	6,043,090	5,109,678
Pool FS7086, 5.50%, 09/01/2053	5,076,349	5,090,655
Pool FS8791, 6.00%, 08/01/2054	6,076,788	6,203,274
Pool FS9155, 5.50%, 09/01/2054	2,338,037	2,352,467
Pool FS9366, 2.50%, 04/01/2052	2,090,123	1,751,221
Pool MA2897, 3.00%, 02/01/2037	356,736	337,174
Pool MA4565, 3.50%, 03/01/2052	2,092,203	1,894,547
Pool MB0291, 5.00%, 12/01/2054	2,970,792	2,913,449
Series 2012-65, Class HJ, 5.00%, 07/25/2040	150,655	153,013
Series 2021-95, Class WI, 2.12%, 02/25/2035 (b)(d)	3,422,444	206,524
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class M3, 7.70% (30 day avg SOFR US + 3.36%), 05/25/2025	6,089	6,108
Ginnie Mae I Pool
Pool 723334, 5.00%, 09/15/2039	189,112	191,647
Pool 781950, 4.50%, 07/15/2035	407,417	399,155
Pool 783467, 4.00%, 10/15/2041	2,348,709	2,255,698
Ginnie Mae II Pool
Pool 784507, 4.00%, 12/20/2047	2,803,049	2,645,022
Pool MA2754, 3.50%, 04/20/2045	898,413	835,216
Pool MA6994, 2.00%, 11/20/2050	3,163,622	2,590,340
Pool MA7106, 2.00%, 01/20/2036	499,610	457,311
Pool MA7164, 2.00%, 02/20/2036	484,366	443,362
Pool MA7192, 2.00%, 02/20/2051	10,516,776	8,613,764
Pool MA7254, 2.00%, 03/20/2051	3,262,952	2,672,525
Pool MA7419, 3.00%, 06/20/2051	5,854,219	5,190,785
Pool MA7471, 2.00%, 07/20/2051	6,659,886	5,453,044
Pool MA7650, 3.00%, 10/20/2051	5,735,410	5,085,440
Pool MA7774, 6.00%, 11/20/2051	235,337	243,512
Pool MA8268, 4.50%, 09/20/2052	4,159,767	3,997,072
Pool MA8642, 2.50%, 02/20/2053	5,765,803	4,962,077
Government National Mortgage Association
4.00%, 04/15/2055 (c)	2,484,000	2,325,526
Series 2017-167, Class SE, 1.77% (-1 x 1 mo. Term SOFR + 6.09%), 11/20/2047 (b)(e)	1,667,562	225,397
Series 2021-125, Class UL, 1.50%, 07/20/2051	920,143	644,749
Series 2021-158, Class JD, 1.50%, 09/20/2051	1,343,418	842,839
Series 2021-160, Class DK, 2.00%, 09/20/2051	2,104,659	1,347,492
Series 2021-177, Class KD, 2.00%, 10/20/2051	1,383,690	920,054
Series 2022-9, Class CD, 2.00%, 01/20/2052	2,468,351	1,695,599
TOTAL AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $178,387,432)		174,119,569

U.S. TREASURY SECURITIES - 21.9%	Par	Value
United States Treasury Bond
3.88%, 02/15/2043	2,650,000	2,426,354
4.13%, 08/15/2053	6,000,000	5,530,664
United States Treasury Note
4.88%, 04/30/2026	22,670,000	22,866,324
3.25%, 06/30/2027	2,800,000	2,762,703
3.75%, 08/15/2027	15,000,000	14,952,246
3.88%, 03/15/2028	1,000,000	999,883
3.50%, 04/30/2028	2,980,000	2,946,009
2.88%, 05/15/2028	13,560,000	13,155,584
4.25%, 06/30/2029	2,200,000	2,227,199
0.88%, 11/15/2030	4,565,000	3,853,413
1.88%, 02/15/2032	13,990,000	12,150,534
4.50%, 11/15/2033	16,200,000	16,590,762
United States Treasury STRIP, 4.39%, 05/15/2043 (g)	61,020,000	25,681,023
TOTAL U.S. TREASURY SECURITIES (Cost $129,207,785)		126,142,698

FOREIGN GOVERNMENT AGENCY ISSUES - 8.1%	Par	Value
Asian Development Bank, 2.88%, 05/06/2025	18,050,000	18,020,969
European Investment Bank, 1.38%, 03/15/2027	24,655,000	23,462,923
International Bank for Reconstruction & Development, 0.63%, 04/22/2025	5,000,000	4,988,250
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $46,917,614)		46,472,142

ASSET-BACKED SECURITIES - 3.8%	Par	Value
American Homes 4 Rent, Series 2015-SFR1, Class D, 4.41%, 04/17/2052 (a)	520,000	518,799
CarMax Auto Owner Trust
Series 2021-2, Class C, 1.34%, 02/16/2027	2,255,000	2,244,633
Series 2023-3, Class A2A, 5.72%, 11/16/2026	424,456	424,954
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 09/15/2027	752,805	755,761
CNH Equipment Trust
Series 2021-C, Class B, 1.41%, 04/16/2029	2,650,000	2,574,106
Series 2023-B, Class A2, 5.90%, 02/16/2027	1,401,760	1,404,506
Dext ABS Funding LLC, Series 2021-1, Class B, 1.76%, 02/15/2028 (a)	2,202	2,199
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	30,169	30,078
Series 2024-1A, Class A2, 5.69%, 02/15/2030 (a)	1,682,820	1,700,702
Series 2024-2A, Class A2, 5.89%, 06/15/2030 (a)	1,685,017	1,707,561
Series 2024-3A, Class A2, 4.94%, 11/15/2030 (a)	2,255,000	2,260,069
Ford Credit Auto Owner Trust
Series 2024-B, Class B, 5.23%, 05/15/2030	3,475,000	3,530,513
Series 2024-D, Class B, 4.88%, 09/15/2030	1,000,000	1,011,591
John Deere Owner Trust
Series 2023-B, Class A2, 5.59%, 06/15/2026	169,281	169,335
Series 2023-C, Class A2, 5.76%, 08/17/2026	1,078,136	1,079,217
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 02/26/2029 (a)	42,520	42,365
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3, 4.88%, 03/15/2029	2,545,000	2,567,244
TOTAL ASSET-BACKED SECURITIES (Cost $21,982,273)		22,023,633

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%	Par	Value
BX Trust
Series 2024-VLT4, Class A, 5.81% (1 mo. Term SOFR + 1.49%), 07/15/2029 (a)	2,725,000	2,715,499
Series 2024-VLT5, Class A, 5.05%, 11/13/2046 (a)(d)	3,430,000	3,421,788
Series 2025-VLT6, Class A, 5.76% (1 mo. Term SOFR + 1.44%), 03/15/2042 (a)	2,780,000	2,770,775
TOTAL NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,974,992)		8,908,062

MUNICIPAL BONDS - 0.9%	Par	Value
California Health Facilities Financing Authority, 3.03%, 06/01/2034	2,650,000	2,306,821
City & County of Honolulu HI, 3.00%, 09/01/2027	100,000	97,528
City of Los Angeles CA Wastewater System Revenue, 3.49%, 06/01/2029	430,000	417,304
Colorado Health Facilities Authority, 3.36%, 12/01/2030	1,325,000	1,235,027
New York City Housing Development Corp., 2.71%, 08/01/2031	1,000,000	898,986
University of California, 2.99%, 05/15/2026	355,000	349,915
TOTAL MUNICIPAL BONDS (Cost $5,870,703)		5,305,581

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%	Par	Value
Federal Home Loan Mortgage Corp.
Series KW03, Class A2, 3.02%, 06/25/2027	300,000	292,564
Series Q007, Class APT1, 6.97%, 10/25/2047 (d)	91,364	91,324
Series Q010, Class APT1, 6.94%, 04/25/2046 (d)	84,100	84,829
Federal National Mortgage Association, Pool 467095, 5.90%, 01/01/2041	234,728	253,543
Government National Mortgage Association
Series 2014-135, Class IO, 0.41%, 01/16/2056 (b)(d)	214,628	4,469
Series 2014-45, Class BI, 0.49%, 07/16/2054 (b)(d)	342,530	3,119
Series 2015-172, Class IO, 0.60%, 03/16/2057 (b)(d)	193,371	3,999
Series 2016-40, Class IO, 0.57%, 07/16/2057 (b)(d)	383,439	8,140
Series 2016-56, Class IO, 0.96%, 11/16/2057 (b)(d)	251,724	10,900
Series 2016-98, Class IO, 0.84%, 05/16/2058 (b)(d)	407,817	17,377
TOTAL AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $855,927)		770,264

SHORT-TERM INVESTMENTS - 3.9%		Value
Money Market Funds - 3.7%	Shares
First American Government Obligations Fund - Class Z, 4.23% (f)	21,507,220	21,507,220

U.S. Treasury Bills - 0.2%	Par
4.36%, 04/10/2025 (h)	800,000	799,151
TOTAL SHORT-TERM INVESTMENTS (Cost $22,306,379)		22,306,371

TOTAL INVESTMENTS - 103.4% (Cost $602,992,564)		595,744,997
Liabilities in Excess of Other Assets - (3.4)%		(19,737,183)
TOTAL NET ASSETS - 100.0%		$576,007,814
two		–%
Percentages are stated as a percent of net assets.		–%

ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	Interest only security.
(c)	To-be-announced security.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2025.

(e)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(f)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(g) (h)
Zero-coupon bond. The rate shown is the effective yield as of March 31, 2025.
This security is pledged as collateral in connection with open futures contracts. The rate shown is the annualized effective yield as of March 31, 2025.

Brown Advisory Sustainable Bond Fund
Schedule of Futures Contracts
March 31, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	30	06/18/2025	$3,409,279	$3,423,750	$14,471
U.S. Treasury 2 Year Note	84	06/30/2025	17,345,045	17,402,438	57,393
U.S. Treasury 5 Year Notes	435	06/30/2025	46,658,329	47,047,969	389,640
U.S. Treasury Ultra Bonds	245	06/18/2025	29,797,592	29,951,250	153,658
					$615,162
					–
Description	Contracts Sold	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(216)	06/18/2025	$(23,772,763)	$(24,023,250)	$(250,487)
U.S. Treasury Long Bonds	(86)	06/18/2025	(10,001,464)	(10,086,188)	(84,724)
					$(335,211)
Total Unrealized Appreciation (Depreciation)					$279,951

There is no variation margin due to or from the Fund as of the date of this report. The Fund's investments in futures contracts were valued using Level 1 inputs as of the date of this report.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Brown Advisory Sustainable Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$189,696,677	$–	$189,696,677
Agency Residential Mortgage-Backed Securities	–	174,119,569	–	174,119,569
U.S. Treasury Securities	–	126,142,698	–	126,142,698
Foreign Government Agency Issues	–	46,472,142	–	46,472,142
Asset-Backed Securities	–	22,023,633	–	22,023,633
Non-Agency Commercial Mortgage-Backed Securities	–	8,908,062	–	8,908,062
Municipal Bonds	–	5,305,581	–	5,305,581
Agency Commercial Mortgage-Backed Securities	–	770,264	–	770,264
Money Market Funds	21,507,220	–	–	21,507,220
U.S. Treasury Bills	–	799,151	–	799,151
Total Investments	$21,507,220	$574,237,777	$–	$595,744,997